Employee Future Benefits - Fair Value of Plan Assets by Major Category (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Alternative funds	$ 39
Money market and cash and cash equivalents	20	$ 20
Total	289	353
Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	18	33
US
Disclosure of fair value of plan assets [line items]
Equity securities	17	20
International
Disclosure of fair value of plan assets [line items]
Equity securities	79	126
Private
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
AAA
Disclosure of fair value of plan assets [line items]
Bonds	24	28
AA
Disclosure of fair value of plan assets [line items]
Bonds	38	54
A
Disclosure of fair value of plan assets [line items]
Bonds	26	36
Loans	1
BBB
Disclosure of fair value of plan assets [line items]
Bonds	19	25
Loans	1
Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	6	10
Level I
Disclosure of fair value of plan assets [line items]
Alternative funds	0
Money market and cash and cash equivalents	0	0
Total	51	48
Level I | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | US
Disclosure of fair value of plan assets [line items]
Equity securities	12	0
Level I | International
Disclosure of fair value of plan assets [line items]
Equity securities	38	47
Level I | Private
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | AA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | A
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Loans	0
Level I | BBB
Disclosure of fair value of plan assets [line items]
Bonds	1	1
Loans	0
Level I | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level II
Disclosure of fair value of plan assets [line items]
Alternative funds	0
Money market and cash and cash equivalents	20	20
Total	198	300
Level II | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	18	29
Level II | US
Disclosure of fair value of plan assets [line items]
Equity securities	5	20
Level II | International
Disclosure of fair value of plan assets [line items]
Equity securities	41	79
Level II | Private
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level II | AAA
Disclosure of fair value of plan assets [line items]
Bonds	24	28
Level II | AA
Disclosure of fair value of plan assets [line items]
Bonds	38	54
Level II | A
Disclosure of fair value of plan assets [line items]
Bonds	26	36
Loans	1
Level II | BBB
Disclosure of fair value of plan assets [line items]
Bonds	18	24
Loans	1
Level II | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	6	10
Level III
Disclosure of fair value of plan assets [line items]
Alternative funds	39
Money market and cash and cash equivalents	0	0
Total	40	5
Level III | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	4
Level III | US
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | Private
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
Level III | AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | AA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | A
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Loans	0
Level III | BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Loans	0
Level III | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	$ 0	$ 0